Supplement dated September 21, 2005
                       To Prospectus dated April 30, 2005

                              Stralem Balanced Fund
                               Stralem Equity Fund

      On September 12, 2005, shareholders of Stralem Balanced Fund and Stralem Equity Fund (the "Funds" or each a "Fund") approved an amended and restated investment advisory agreement with Stralem & Company Incorporated (the "Adviser") to remove the administrative services component from each Fund's investment advisory agreement. Effective October 1, 2005, administrative services will be provided to the Funds pursuant to a separate administration agreement. Under the administration agreement, each Fund pays the Adviser an annual administrative fee of 0.15% for the first $50 million, 0.125% for the next $50 million and 0.10% over $100 million of each Fund's average weekly net assets.

      The "Annual Fund Operating Expenses" tables in the sections entitled "Fees and Expenses" on pages 2 and 4 of the Prospectus are restated for each Fund as follows:

      The following tables are calculated as of each Fund's fiscal year end of December 31, 2004 but adjusted for management fee rates in effect since July 1, 2005 for Stralem Equity Fund and administrative fees for both Funds that become effective on October 1, 2005:

Annual Fund Operating Expenses (Expenses deducted from Fund assets)
--------------------------------------------------------------------------------
Stralem Balanced Fund
--------------------------------------------------------------------------------
Management Fees                                                        0.96%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                              None
--------------------------------------------------------------------------------
Other Expenses**                                                       0.33%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                 1.29%
--------------------------------------------------------------------------------
Stralem Equity Fund
--------------------------------------------------------------------------------
Management Fees*                                                       1.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                              None
--------------------------------------------------------------------------------
Other Expenses**                                                       0.41%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses*                                  1.66%
-----------------
* Stralem Equity Fund's management fee is calculated based on a fee reduction effective July 1, 2005.
** "Other Expenses" has been restated to reflect an increase in administrative fees as of October 1, 2005.

      The "Example of Expenses" tables in the sections entitled "Fees and Expenses" on page 5 of the Prospectus are restated for each Fund as follows. These restated tables calculate the costs of investing in each Fund based on expenses incurred by each Fund for the fiscal year ended December 31, 2004 as adjusted to reflect a management fee reduction effective July 1, 2005 for Stralem Equity Fund and an increased administrative fee for both Funds that becomes effective on October 1, 2005.

EXAMPLE OF EXPENSES

This Example is intended to help you compare the cost of investing in either Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that the investor redeems all of his or her shares at the end of each period and that your investment has a 5% return each year and that the Fund's operating expenses remain the same as a percentage of net assets. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

------------------------ ---------- ---------- ----------- ------------
                          1 YEAR      3 YEARS    5 YEARS     10 YEARS

------------------------ ---------- ---------- ----------- ------------
Stralem Balanced Fund      $131       $409       $708         $1,556
------------------------ ---------- ---------- ----------- ------------
Stralem Equity Fund        $169       $523       $902         $1,965
------------------------ ---------- ---------- ----------- ------------

The above table is designed to assist you in understanding the various costs and expenses that an investor in either Fund would bear directly or indirectly.

Neither Stralem Balanced Fund nor Stralem Equity Fund has a contingent deferred sales charge or a redemption fee.

                       Supplement dated September 21, 2005
           To Statement of Additional Information dated April 30, 2005

                              Stralem Balanced Fund
                               Stralem Equity Fund

      On September 12, 2005, shareholders of Stralem Balanced Fund and Stralem Equity Fund (the "Funds" or each a "Fund") approved an amended and restated investment advisory agreement with Stralem & Company Incorporated (the "Adviser") to remove the administrative services component from each Fund's investment advisory agreement. Under the new investment advisory agreement, the Funds continue to be managed by the Adviser, under the direction of the Trust's existing Board of Trustees. The Adviser also continues to act as distributor of the Fund's shares. The advisory services provided to both Funds under the new investment advisory agreement are the same.

      The "Investment Adviser" section on pages 7 through 10 of the Statement of Information is restated as follows

      INVESTMENT ADVISER

      The Investment Adviser, Stralem & Company Incorporated, having an office at 645 Madison Avenue, New York, New York 10022, is the investment adviser to Stralem Balanced Fund and Stralem Equity Fund (the "Funds") under an investment advisory agreement (the "Advisory Agreement") dated September 12, 2005. Pursuant to the Advisory Agreement, the Investment Adviser provides investment advice to the Funds and continuously supervises the investment and reinvestment of cash, securities and other property composing the assets of the Funds and provides the Funds with such investment research, data, advice and supervision as each Fund may consider necessary for proper supervision of its funds.

      Each Fund's Advisory Agreement was approved and adopted by the Funds' shareholders at a Shareholders' Meeting held on September 12, 2005. The Advisory Agreement replaced the prior investment management agreements for each Fund.

Advisory Agreement with Stralem Balanced Fund

      Under the Advisory Agreement, Stralem Balanced Fund pays the Investment Adviser on a quarterly basis an amount equal to the aggregate of the following percentages of the average weekly net asset value of the Fund during the quarterly period then ended:

      1/4 of 1.00% of the first $50 million of such net asset value (1.00% annually),

      3/16 of 1.00% of the next $50 million of such net asset value (0.75% annually), and

      1/8 of 1.00% of such net asset value in excess of $100 million (0.50% annually).

      The total payment under Stralem Balanced Fund's Advisory Agreement for 2004 was $625,428, of which $25,000 was a reimbursement of the Investment Adviser's expenses attributable to administration of the Fund. The total payment under the Fund's Advisory Agreement for 2003 was $559,731, of which $25,000 was a reimbursement of the Investment Adviser's expenses attributable to administration of the Fund. The total payment under the Fund's Advisory Agreement for 2002 was $540,957, of which $25,000 was a reimbursement of the Investment Adviser's expenses attributable to administration of the Fund.

Advisory Agreement with Stralem Equity Fund

      Under the Advisory Agreement, Stralem Equity Fund pays the Investment Adviser on a quarterly basis an amount equal to the aggregate of the following percentages of the average weekly net asset value of the Fund during the quarterly period then ended:

      1/4 of 1.25% of the first $50 million of such net asset value (1.25% annually),

      1/4 of 1.00% of the next $50 million of such net asset value (1.00% annually), and

      1/4 of 0.75% of such net asset value in excess of $100 million (0.75% annually).

      The total payment under Stralem Equity Fund's Advisory Agreement for 2004 was $648,924, of which $39,030 was a reimbursement of the Investment Adviser's expenses attributable to administration of the Fund. The total payment under the Fund's Advisory Agreement for 2003 was $480,627, of which $37,980 was a reimbursement of the Investment Adviser's expenses attributable to administration of the Fund. The total payment under the Fund's Advisory Agreement for 2002 was $514,359, of which $36,858 was a reimbursement of the Investment Adviser's expenses attributable to administration of the Fund. For each of 2004, 2003 and 2002, Stralem Equity Fund's investment advisory agreement contained a fee schedule that imposed different rates than imposed under the new Advisory Agreement.

      The new investment advisory agreement for both Funds does not contain any references to administrative services. Instead, administrative services are provided under an administration agreement that was approved by the Trust's Board of Trustees on June 8, 2005. Under the new administration agreement, each Fund pays the Investment Adviser for its administration services, including a proportionate part of the compensation of employees of the Adviser who perform the regulatory, executive, administrative, clerical, and shareholder servicing and related services for the Funds. The Adviser also provides the Fund with, or obtains for it, adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items for the Fund's principal office; including the expenses and compensation of its employees incurred in preparing reports for the Fund, in performing the Fund's duties as the transfer agent and registrar of its own

      Each Fund pays the Adviser an annual administrative fee of 0.15% for the first $50 million, 0.125% for the next $50 million and 0.10% over $100 million of each Fund's average weekly net assets.